EQUITY - Common Shares Reserved for Options, Warrants and Preferred Stock (Details)	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock	586,566	698,566
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock		200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock	586,566	498,566
Preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for options, warrants and preferred stock